Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Net exposure	kr 363.3	kr 359.5
Central governments
Disclosure of credit risk exposure
Net exposure	190.7	185.5
Regional governments
Disclosure of credit risk exposure
Net exposure	13.8	12.3
Multilateral development banks
Disclosure of credit risk exposure
Net exposure	3.3	3.5
Public Sector Entity
Disclosure of credit risk exposure
Net exposure	5.2	4.2
Financial institutions
Disclosure of credit risk exposure
Net exposure	36.1	30.9
Corporates
Disclosure of credit risk exposure
Net exposure	114.2	123.1
Middle East/Africa
Disclosure of credit risk exposure
Net exposure	1.5	2.7
Middle East/Africa | Central governments
Disclosure of credit risk exposure
Net exposure		0.1
Middle East/Africa | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Middle East/Africa | Corporates
Disclosure of credit risk exposure
Net exposure	1.5	2.6
Asia excl. Japan
Disclosure of credit risk exposure
Net exposure	2.5	2.7
Asia excl. Japan | Central governments
Disclosure of credit risk exposure
Net exposure	0.4	0.4
Asia excl. Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.9	1.2
Asia excl. Japan | Corporates
Disclosure of credit risk exposure
Net exposure	1.2	1.1
Japan
Disclosure of credit risk exposure
Net exposure	6.1	6.9
Japan | Central governments
Disclosure of credit risk exposure
Net exposure	1.9	2.4
Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.2	0.6
Japan | Corporates
Disclosure of credit risk exposure
Net exposure	4.0	3.9
North America
Disclosure of credit risk exposure
Net exposure	7.8	9.0
North America | Central governments
Disclosure of credit risk exposure
Net exposure	1.6	1.6
North America | Financial institutions
Disclosure of credit risk exposure
Net exposure	1.9	1.7
North America | Corporates
Disclosure of credit risk exposure
Net exposure	4.3	5.7
Oceania
Disclosure of credit risk exposure
Net exposure	0.9	0.8
Oceania | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.9	0.8
Latin America
Disclosure of credit risk exposure
Net exposure	3.0	3.3
Latin America | Corporates
Disclosure of credit risk exposure
Net exposure	3.0	3.3
Sweden
Disclosure of credit risk exposure
Net exposure	275.5	268.0
Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	167.9	159.2
Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	13.8	12.2
Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	17.1	11.4
Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	76.7	85.2
West European countries excl. Sweden
Disclosure of credit risk exposure
Net exposure	62.6	62.7
West European countries excl. Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	16.2	19.0
West European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	0.0	0.1
West European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	3.3	3.5
West European countries excl. Sweden | Public Sector Entity
Disclosure of credit risk exposure
Net exposure	5.2	4.2
West European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	14.9	15.0
West European countries excl. Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	23.0	20.9
Central and East European countries
Disclosure of credit risk exposure
Net exposure	3.4	3.4
Central and East European countries | Central governments
Disclosure of credit risk exposure
Net exposure	2.7	2.8
Central and East European countries | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.2	0.2
Central and East European countries | Corporates
Disclosure of credit risk exposure
Net exposure	kr 0.5	kr 0.4